Summary of Significant Accounting Policies (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 7,355
Unrealized loss on marketable securities held in Trust Account	(15,686)
Less: Company’s portion available to pay taxes
Net Loss allocable to shares subject to redemption	$ (8,331)
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares) | shares	27,403,108
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (181,675)
Add: Net loss allocable to Class A common stock subject to possible redemption	8,331
Non-Redeemable Net Loss	$ (173,344)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding | shares	8,843,003
Basic and diluted net loss per share | $ / shares	$ (0.02)